Discontinued operations and assets and liabilities of disposal groups (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued operations and assets and liabilities of disposal groups
Schedule of profit/(loss) net of tax and operating cash flows attributable to discontinued operations

	30 June	30 June
	2023	2022
	£m	£m
Interest receivable	26	156
Net interest income	26	156
Non-interest income	(14)	(4)
Total income	12	152
Operating expenses	(122)	(24)
(Loss)/profit before impairment releases	(110)	128
Impairment releases	2	62
Operating (loss)/profit before tax	(108)	190
Tax charge	—	—
(Loss)/profit from discontinued operations, net of tax	(108)	190

Schedule of assets and liabilities of disposal groups

	30 June	31 December
	2023	2022
	£m	£m
Assets of disposal groups
Loans to customers - amortised cost	549	1,458
Other financial assets - loans to customers	4,025	5,397
Other assets	1	6
	4,575	6,861

Liabilities of disposal groups
Other liabilities	5	15
	5	15

Net assets of disposal groups	4,570	6,846

Schedule of operating cash flows attributable to discontinued operations

	30 June	30 June
	2023	2022
	£m	£m
Net cash flows from operating activities	577	402
Net cash flows from investing activities	1,591	150
Net increase in cash and cash equivalents	2,168	552